Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As provided in the Insider Trading Policy, the Compensation Committee generally seeks to avoid timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. It generally strives to make its regular, annual equity award grants in consistent timeframes each year and to make all equity award grants during open trading windows under the policy. This timing generally allows the making of awards when the Compensation Committee believes that the Company, Board members, and the award recipients are not likely to possess material nonpublic information. The Compensation Committee may deviate from its regular grant schedule should it determine that it is inadvisable for any reason under the circumstances to make grants. For instance, a compensation program redesign or a Company transaction may interfere with readiness for the grant.
In addition to the considerations above, if the Compensation Committee is aware of material nonpublic information when it would otherwise make grants of stock options, stock appreciation rights or similar option-like instruments, it will consider whether and how that fact should impact timing and terms of such awards. The Compensation Committee is cognizant of disclosures required for any such grants to NEOs that are within a period beginning four business days before the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.
Award Timing Method	As provided in the Insider Trading Policy, the Compensation Committee generally seeks to avoid timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. It generally strives to make its regular, annual equity award grants in consistent timeframes each year and to make all equity award grants during open trading windows under the policy. This timing generally allows the making of awards when the Compensation Committee believes that the Company, Board members, and the award recipients are not likely to possess material nonpublic information. The Compensation Committee may deviate from its regular grant schedule should it determine that it is inadvisable for any reason under the circumstances to make grants. For instance, a compensation program redesign or a Company transaction may interfere with readiness for the grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In addition to the considerations above, if the Compensation Committee is aware of material nonpublic information when it would otherwise make grants of stock options, stock appreciation rights or similar option-like instruments, it will consider whether and how that fact should impact timing and terms of such awards. The Compensation Committee is cognizant of disclosures required for any such grants to NEOs that are within a period beginning four business days before the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.
MNPI Disclosure Timed for Compensation Value	false